CECL - Financial instruments measured at amortized cost and credit losses	12 Months Ended
Dec. 31, 2023
Financial instruments measured at amortized cost and credit losses
18 Financial instruments measured at amortized cost and credit losses
This disclosure provides an overview of the Bank’s balance sheet positions that include financial assets carried at amortized cost which are subject to the CECL accounting guidance. It includes the following sections:
■ Allowance for credit losses (including the methodology for estimating expected credit losses in non-impaired and impaired financial assets and current-period estimates);
■ Credit quality information (including monitoring of credit quality and internal ratings);
■ Past due financial assets;
■ Non-accrual financial assets;
■ Collateral-dependent financial assets;
■ Off-balance sheet credit exposure; and
■ Loan modifications.
As of December 31, 2023, the Bank had no purchased financial assets with more than insignificant credit deterioration since origination.
> Refer to “Note 1 – Summary of significant accounting policies” for further information on the accounting of financial assets and off-balance sheet credit exposure subject to the CECL accounting guidance.
Overview of financial instruments measured at amortized cost – by balance sheet position
	2023				2022
end of	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value
CHF million
Cash and due from banks	124,946		(108)	124,838	67,548		0	67,548
Interest-bearing deposits with banks	383	[2]	0	383	373	[4]	0	373
Securities purchased under resale agreements and securities borrowing transactions	20,976	[2]	0	20,976	18,005	[4]	0	18,005
Debt securities held-to-maturity	1,417	[2]	0	1,417	921	[4]	0	921
Loans	215,963	[2,3]	(1,680)	214,283	262,108	[4,5]	(1,362)	260,746
Brokerage receivables	2,216		0	2,216	17,899		(4,081)	13,818
Other assets	22,991		(53)	22,938	23,521		(37)	23,484
Total	388,892		(1,841)	387,051	390,375		(5,480)	384,895
1 Net of unearned income/deferred expenses, as applicable.
2
Excluded accrued interest in the total amount of CHF 465 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million related to interest-bearing deposits with banks, CHF 3 million to securities purchased under resale agreements and securities borrowing transactions, CHF 19 million to debt securities held-to-maturity and CHF 442 million to loans. These accrued interest balances are reported in other assets.

3 Included interest of CHF 88 million on non-accrual loans which were reported as part of the loans' amortized cost balance.
4
Excluded accrued interest in the total amount of CHF 549 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 1 million related to interest-bearing deposits with banks, CHF 4 million to securities purchased under resale agreements and securities borrowing transactions, CHF 10 million to debt securities held-to-maturity and CHF 534 million to loans. These accrued interest balances are reported in other assets.

5 Included interest of CHF 102 million on non-accrual loans which were reported as part of the loans' amortized cost balance.
Allowance for credit losses
Estimating expected credit losses – overview
The following key elements and processes of estimating expected credit losses apply to the Bank’s major classes of financial assets held at amortized cost.
Expected credit losses on non-impaired credit exposures
Expected credit loss models for non-impaired credit exposures have three main inputs: (i) PD, (ii) LGD and (iii) EAD. These parameters are derived from internally developed statistical models, which are based on historical data and leverage regulatory models under the advanced internal rating-based (A-IRB) approach. Expected credit loss models use forward-looking information to derive point-in-time estimates of forward-looking term structures.
PD estimates are based on statistical rating models and tailored to various categories of counterparties and exposures. These statistical rating models are based on internally and externally compiled data comprising both quantitative and qualitative factors. A migration of a counterparty or exposure between rating classes generally leads to a change in the estimate of the associated PD. Lifetime PDs are estimated considering the expected macroeconomic environment and the contractual maturities of exposures, adjusted for estimated prepayment rates where applicable. Internal credit ratings form a significant input to the model-derived CECL PDs. For the majority of counterparties, internal credit ratings are determined via statistical rating models, which are developed under the A-IRB approach of the Basel framework. The models are tailored to the specific business of the respective obligor and are intended to reflect the risk of default over a one-year period of each counterparty. The Bank has received approval from its primary regulator to use, and has fully implemented, the A-IRB approach.
LGD estimates the size of the expected loss that may arise on a credit exposure in the event of a default. The Bank estimates LGD based on the history of recovery rates of claims against defaulted counterparties, considering, as appropriate, factors such as differences in product structure, collateral type, seniority of the claim, counterparty industry and recovery costs of any collateral that is integral to the financial asset. Certain LGD values are also calibrated to reflect the expected macroeconomic environment.
EAD represents the expected amount of credit exposure in the event of a default. It reflects the current drawn exposure with a counterparty and an expectation regarding the future evolution of the credit exposure under the contract or facility, including amortization and prepayments. The EAD of a financial asset is the gross carrying amount at default, which is modeled based on historical data by applying a term structure and considering portfolio-specific factors such as the drawn amount as of the reporting date, the facility limit, amortization schedules, financial collateral and product type. For certain financial assets, the Bank determines EAD by modeling the range of possible exposure outcomes at various points in time using scenario and statistical techniques.
Where a relationship to macroeconomic indicators is statistically sound and in line with economic expectations, the parameters are modeled accordingly, incorporating the Bank’s forward-looking forecasts and applying regional segmentations where appropriate.
The ability to forecast credit losses over the reasonable and supportable period is based on the ability to forecast economic activity over a reasonable and supportable time window. The Bank’s macroeconomic and market variable forecasts for the CECL scenarios cover a five-year time horizon. For periods beyond that reasonable and supportable forecast period, the Bank immediately reverts to average economic environment variables as model input factors. In the downside and upside scenarios, mean reversion to the base case projected paths will commence in year three, with full convergence occurring in years four and five for certain macroeconomic factors.
Alternative qualitative estimation approaches are used for certain products. For lombard loans (including share-backed loans), the PD/LGD approach used does not consider the Bank’s forward-looking forecasts as these are not meaningful for the estimate of expected credit losses in light of the short timeframe considered for closing out positions under daily margining arrangements. For international private residential mortgages and securitizations, the Bank applies qualitative approaches where credit specialists follow a structured process and use their expertise and judgment to determine the amounts of expected credit losses.
The Bank measures expected credit losses considering the risk of default over the maximum contractual period (including any borrower’s extension options) during which it is exposed to credit risk, even if the Bank considers a longer period for risk management purposes. The maximum contractual period extends to the date at which the Bank has the right to require repayment of an advance or terminate an irrevocable loan commitment or a credit guarantee.
Expected credit losses on impaired credit exposures
Expected credit losses for individually impaired credit exposures are measured by performing an in-depth review and analysis of these exposures, considering factors such as recovery and exit options as well as collateral and the risk profile of the borrower. The individual measurement of expected credit losses for impaired financial assets also considers reasonable and supportable forward-looking information that is relevant to the individual counterparty (idiosyncratic information) and reflective of the macroeconomic environment that the borrower is exposed to, apart from any historical loss information and current conditions. If there are different scenarios relevant for the individual expected credit loss measurement, they are considered on a probability-weighted basis. The related allowance for credit losses is revalued by the recovery management function, at least annually or more frequently, depending on the risk profile of the borrower or credit-relevant events.
For credit-impaired financial assets, the expected credit loss is measured using (i) the present value of estimated future cash flows discounted at the contractual interest rate of the loan and (ii) the fair market value of collateral where the loan is collateral-dependent. The impaired credit exposures and related allowance are revalued to reflect the passage of time.
For all classes of financial assets, the trigger to detect an impaired credit exposure is non-payment of interest, principal amounts or other contractual payment obligations, or when, for example, the Bank may become aware of specific adverse information relating to a counterparty’s ability to meet its contractual obligations, despite the current repayment status of its particular credit facility. For credit exposures where repayment is dependent on collateral, a decrease in collateral values can be an additional trigger to detect an impairment. Additional procedures may apply to specific classes of financial assets as described further below.
Macroeconomic scenarios
The estimation and application of forward-looking information requires a combination of expert judgment and quantitative analysis. Since the acquisition by UBS, this estimation process and related analysis and procedures have been embedded in a group-wide process. As part of this group-wide process, the Bank has aligned its macroeconomic scenarios, related macroeconomic factor forecasts and scenario weightings to those used by UBS. As of December 31, 2023, the Bank’s estimation of expected credit losses was based on a discounted probability-weighted estimate that considers three future macroeconomic scenarios: a baseline scenario, a mild downside scenario (mild debt crisis) and a severe downside scenario (stagflationary geopolitical crisis). The baseline scenario represents the most likely outcome. The other scenarios represent more pessimistic outcomes. The scenarios are probability-weighted according to the Bank’s best estimate of their relative likelihood based on historical frequency, an assessment of the current business and credit cycles as well as the macroeconomic factor trends.
> Refer to “Note 19 – Financial instruments measured at amortized cost and credit losses” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information on macroeconomic scenarios applied by the Bank prior to the acquisition by UBS.
Current-period estimate of expected credit losses on non-impaired credit exposures
One of the most significant judgments involved in estimating the Bank’s allowance for credit losses relates to the macroeconomic forecasts used to estimate credit losses over the forecast period, with modeled credit losses being driven primarily by a set of 38 MEFs. The key MEFs used in each of the macroeconomic scenarios for the calculation of the expected credit losses include, but are not limited to, GDP growth rates and average ship earnings. These MEFs are used in the portfolio- and region-specific CECL models and have been selected based on statistical criteria and expert judgment to explain expected credit losses. The table “Selected macroeconomic factors” includes the Bank’s forecast of selected MEFs for 2024 and 2025, as estimated as of December 31, 2023. The comparative information includes the forecast of MEFs selected and estimated as of December 31, 2022. These MEFs forecasts are recalibrated on a quarterly basis. While GDP growth rates and average ship earnings are significant inputs to the forecast models, a range of other inputs are also incorporated for all three scenarios to provide projections for future economic and market conditions. Given the complex nature of the forecasting process, no single economic variable is viewed in isolation or independently of other inputs.
As of December 31, 2023, the forecast macroeconomic scenarios were weighted 60% for the baseline, 15% for the mild debt crisis and 25% for the stagflationary geopolitical crisis scenario. As of December 31, 2022, for the previously applied scenarios, the forecast macroeconomic scenarios were weighted 50% for the baseline, 40% for the downside and 10% for the upside scenario.
Selected macroeconomic factors
end of 2023	Forecast 2024	Forecast 2025
EU nominal GDP growth rate (%)
Baseline	3.9	3.2
Mild debt crisis	(1.0)	0.4
Stagflationary geopolitical crisis	3.3	2.1
US real GDP growth rate (%)
Baseline	0.7	2.4
Mild debt crisis	(0.6)	0.3
Stagflationary geopolitical crisis	(3.3)	(1.2)
Swiss nominal GDP growth rate (%)
Baseline	2.7	3.2
Mild debt crisis	(1.0)	0.0
Stagflationary geopolitical crisis	0.7	2.0
China real GDP growth rate (%)
Baseline	4.1	4.8
Mild debt crisis	2.2	3.3
Stagflationary geopolitical crisis	(1.5)	1.4
Average earnings of bulk carriers (USD per day)
Baseline	12,552	12,346
Mild debt crisis	10,096	10,930
Stagflationary geopolitical crisis	8,614	10,391
Average earnings of tankers (USD per day)
Baseline	49,865	53,895
Mild debt crisis	42,458	38,392
Stagflationary geopolitical crisis	31,758	25,269
end of 2022	Forecast 2023	Forecast 2024
US real GDP growth rate (%)
Downside	(1.7)	0.5
Baseline	0.9	1.5
Upside	1.2	2.0
World industrial production (%)
Downside	(6.8)	0.4
Baseline	1.2	1.9
Upside	3.9	3.9
China real GDP growth rate (%)
Downside	(0.9)	2.1
Baseline	4.5	4.9
Upside	6.2	5.8
EU nominal GDP growth rate (%)
Downside	3.4	2.3
Baseline	5.2	4.1
Upside	5.5	3.8
Swiss nominal GDP growth rate (%)
Downside	0.0	1.0
Baseline	2.7	2.0
Upside	3.2	2.1
Forecasts for GDP rates represent average annual growth rates while forecasts for average ship earnings represent levels at the end of the forcast period.
Expected credit losses are not solely derived from MEF projections. Model overlays based on expert judgment are also applied, considering historical loss experience, industry, portfolio and counterparty reviews. Overlays are primarily impacting certain corporate and institutional loan portfolios. Certain overlays are designed to address circumstances where in management’s judgment the CECL model outputs are overly sensitive to the effect of economic inputs that exhibit significant deviation from their long-term historical averages. The Bank’s non-specific allowance for expected credit losses on balance sheet and off-balance sheet credit exposures as of December 31, 2023 decreased compared to December 31, 2022. In 2023, the probability of default models for large corporates and financial institutions were enhanced and the related overlays were decommissioned.
Interest income attributable to passage of time
For financial assets held at amortized cost for which the Bank measures expected credit losses based on the discounted cash flow methodology, the entire change in present value is reported in the provision for credit losses.
Methodology changes
The probability of default models for large corporates and financial institutions were updated during the reporting period. The main changes include (i) updates to macroeconomic factors based on expert feedback, (ii) re-calibration of sensitivity to macroeconomic inputs, (iii) re-calibration of average default probabilities, and (iv) additional granularity of region and industry segmentations. The overall impact of this model change is reflected in the table “Allowance for credit losses – loans held at amortized cost”. The model adjustments were applied with a simultaneous release of model overlays. The model overlays were in place mainly to address overly sensitive outputs of former models.
Loans held at amortized cost
The Bank’s loan portfolio is classified into two portfolio segments, consumer loans and corporate & institutional loans. The main risk characteristics are described by individual class of financing receivable for each of these portfolio segments:
Consumer loans:
■ Mortgages: includes lending instruments secured by residential real estate; such credit exposure is sensitive to the level of interest rates and unemployment as well as real estate valuation.
■ Loans collateralized by securities: primarily includes lending secured by marketable financial collateral (e.g., equities, bonds, investment funds and precious metals); such credit exposure is sensitive to market prices for securities which impact the value of financial collateral.
■ Consumer finance: includes lending to private individuals such as credit cards, personal loans and leases; such credit exposure is sensitive to MEFs including economic growth, unemployment and interest rates.
Corporate & institutional loans:
■ Real estate: includes lending backed by commercial or income-producing real estate; such credit exposure is sensitive to MEFs including economic growth, unemployment, interest rates and industrial production as well as real estate valuation.
■ Commercial and industrial loans: includes lending to corporate clients including small and medium-sized enterprises, large corporates and multinational clients; such credit exposure is sensitive to MEFs including economic growth, unemployment and industrial production.
■ Financial institutions: includes lending to financial institutions such as banks and insurance companies; such credit exposure is sensitive to MEFs including economic growth.
■ Governments and public institutions: includes lending to central government and state-owned enterprises; such credit exposure is sensitive to MEFs including economic growth.
Expected credit losses on impaired loans
In addition to the triggers described further above, loans managed on the Swiss platform are reviewed depending on event-driven developments. All corporate and institutional loans are reviewed at least annually based on the borrower’s financial statements and any indications of difficulties they may experience. Loans that are not impaired, but which are of special concern due to changes in covenants, downgrades, negative financial news and other adverse developments, are either transferred to recovery management or included on a watchlist. All loans on the watchlist are reviewed at least quarterly to determine whether they should be released, remain on the watchlist or be moved to recovery management. For loans in recovery management from the Swiss platform, larger positions are reviewed on a quarterly basis for any event-driven changes. Otherwise, these loans are reviewed at least annually. All loans in recovery management on international platforms are reviewed on at least a monthly basis.
Allowance for credit losses – loans held at amortized cost
	2023				2022			2021
	Consumer	Corporate & institutional	Total		Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for credit losses (CHF million)
Balance at beginning of period	359	1,007	1,366	[1]	357	939	1,296	318	1,217	1,535
Current-period provision for expected credit losses	180	833	1,013		57	184	241	78	(53)	25
of which methodology changes	0	5	5		0	0	0	0	(1)	(1)
of which provisions for interest [2]	60	58	118		22	29	51	25	23	48
Gross write-offs	(58)	(542)	(600)		(65)	(116)	(181)	(55)	(242)	(297)
Recoveries	10	1	11		12	3	15	9	5	14
Net write-offs	(48)	(541)	(589)		(53)	(113)	(166)	(46)	(237)	(283)
Foreign currency translation impact and other adjustments, net	(26)	(84)	(110)		(2)	(7)	(9)	7	12	19
Balance at end of period	465	1,215	1,680		359	1,003	1,362	357	939	1,296
of which individually evaluated	311	863	1,174		273	572	845	273	512	785
of which collectively evaluated	154	352	506		86	431	517	84	427	511
1 Included a net impact of CHF 4 million from the adoption of new accounting guidance for loan modifications on January 1, 2023, all of which were reflected in corporate & institutional loans.
2 Represents the current-period net provision for accrued interest on non-accrual loans and lease financing transactions which is recognized as a reversal of interest income.
Gross write-offs of CHF 600 million in 2023 compared to gross write-offs of CHF 181 million in 2022. In 2023, gross write-offs in corporate & institutional loans mainly included write-offs taken on loans in Non-core and Legacy (including Investment Bank) in connection with their reclassification to held-for-sale, several positions in small and medium-sized enterprises as well as individual positions in corporate loans, ship finance and aviation finance. Write-offs in consumer loans included primarily Swiss consumer finance loans and a write-off in Swiss mortgages. In 2022, gross write-offs in corporate & institutional loans reflected the sale of a facility relating to a coal mining company and write-offs of a loan to a consulting services company, an exposure to a financial institution impacted by sanctions imposed in connection with Russia’s invasion of Ukraine and individual positions in small and medium-sized enterprises, Swiss large corporates and ship finance. Write-offs in consumer loans were mainly related to Swiss consumer finance loans and a European mortgage.
Purchases, reclassifications and sales – loans held at amortized cost
	2023			2022			2021
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
CHF million
Purchases [1]	69	4,714	4,783	17	4,603	4,620	22	4,361	4,383
Reclassifications from loans held-for-sale [2]	0	30	30	0	95	95	0	133	133
Reclassifications to loans held-for-sale [3]	0	10,824	10,824	0	9,516	9,516	0	4,780	4,780
Sales [3]	0	2,454	2,454	0	2,485	2,485	0	4,442	4,442
Reclassifications from loans held-for-sale and reclassifications to loans held-for-sale represent non-cash transactions.
1 Includes drawdowns under purchased loan commitments.
2 Reflects loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held at amortized cost.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Debt securities held-to-maturity
In 2023 and 2022, the Bank purchased foreign government debt securities held-to-maturity amounting to CHF 463 million and CHF 971 million, respectively. As of December 31, 2023 and 2022, the Bank’s foreign government debt securities held-to-maturity had a carrying value of CHF 1,259 million and CHF 921 million, respectively, and represented a portfolio of US Treasury securities, all rated “AAA” based on the Bank’s internal counterparty rating. US Treasury securities have a history of no credit losses and market price movements mainly reflect changes in market interest rates. Based on this history of no credit losses and the Bank’s view of the current and forecasted economic environment, the Bank expects the risk of non-payment for US Treasuries to be zero and does not have an allowance for credit losses for these securities. The credit quality of these securities is monitored on a regular basis and the Bank’s zero-loss expectation is validated on at least a quarterly basis through the Bank’s governance structure involving the Risk and Treasury functions.
In 2023, the Bank purchased corporate debt securities held-to-maturity amounting to CHF 168 million. As of December 31, 2023, the Bank’s corporate debt securities held-to-maturity had a carrying value of CHF 158 million and represented a limited number of euro-denominated covered bonds qualifying as HQLA, all rated “AAA” based on the Bank’s internal rating. These covered bonds relate to prime French residential home loans originated by French commercial networks. Market price movements of these covered bonds mainly reflect changes in interest rates and the issuer credit ratings, with the Bank’s exposure mitigated by interest rate swap hedge transactions and the overcollateralization of covered bonds. These securities are valued on a daily basis by the front office.
> Refer to “Note 15 – Investment securities” for further information.
Other financial assets
The Bank’s other financial assets include certain balance sheet positions held at amortized cost, each representing its own portfolio segment. They have the following risk characteristics:
■ Cash and due from banks and interest-bearing deposits with banks: includes balances held with banks, primarily cash balances with central banks and nostro accounts; such credit exposure is sensitive to the credit rating and profile of the bank or central bank. Cash and due from banks also includes short-term, highly liquid debt instruments with original maturities of three months or less, which are held for cash management purposes; such credit exposure is sensitive to the credit rating and profile of the issuer of the related instrument.
■ Reverse repurchase agreements and securities borrowing transactions: includes lending and borrowing of securities against cash or other financial collateral; such credit exposure is sensitive to the credit rating and profile of the counterparty and relative changes in the valuation of securities and financial collateral.
■ Brokerage receivables: includes mainly settlement accounts with brokers and margin accounts; such credit exposure is sensitive to the credit rating and profile of the counterparty.
■ Other assets: includes mainly cash collateral, accrued interest, fees receivable, mortgage servicing advances and failed purchases; such credit exposure is sensitive to the credit rating and profile of the related counterparty.
Allowance for credit losses – other financial assets held at amortized cost
	2023	2022	2021
Allowance for credit losses (CHF million)
Balance at beginning of period	4,118	4,214	48
Current-period provision for expected credit losses	127	(135)	4,295
of which methodology changes	3	0	0
Gross write-offs	(4,035)	(7)	(8)
Recoveries	2	0	0
Net write-offs	(4,033)	(7)	(8)
Foreign currency translation impact and other adjustments, net	(51)	46	(121)
Balance at end of period	161	4,118	4,214
of which individually evaluated	129	4,096	4,200
of which collectively evaluated	32	22	14
In 2023, gross write-offs of other financial assets of CHF 4,035 million primarily included brokerage receivables related to Archegos.
In 2022 and 2021, the Bank purchased other financial assets held at amortized cost amounting to CHF 931 million and CHF 196 million, respectively, primarily related to mortgage servicing advances.
Credit quality information
Monitoring of credit quality and internal ratings – overview
The Bank monitors the credit quality of financial assets held at amortized cost through its credit risk management framework, which provides for the consistent evaluation, measurement and management of credit risk across the Bank. Assessments of credit risk exposures for internal risk estimates and risk-weighted assets are calculated based on PD, LGD and EAD models.
> Refer to “Expected credit losses on non-impaired credit exposures” for further information on PD, LGD and EAD.
The credit risk management framework incorporates the following core elements:
■ counterparty and transaction assessments: application of internal credit ratings (using PD), assignment of LGD and EAD values in relation to counterparties and transactions;
■ credit limits: establishment of credit limits, including limits based on notional exposure, potential future exposure and stress exposure, subject to approval by delegated authority holders, to serve as primary risk controls on exposures and to prevent undue risk concentrations;
■ credit monitoring, impairments and provisions: processes to support the ongoing monitoring and management of credit exposures, supporting the early identification of deterioration and any subsequent impact; and
■ risk mitigation: active management of credit exposures through the use of cash sales, participations, collateral, guarantees, single name and portfolio insurance or hedging instruments.
In addition to traditional credit exposure measurement, monitoring and management using current and potential future exposure metrics, the Risk function performs counterparty and portfolio credit risk assessments of the impact of various internal stress test scenarios. The Risk function assesses the impact to credit risk exposures arising from market movements in accordance with the scenario narrative, which can further support the identification of concentration or tail risks. The scenario suite includes historical scenarios as well as forward-looking scenarios.
Credit officers evaluate and assess counterparties and clients to whom the Bank has credit exposures, primarily using internal rating models. These models are used to determine internal credit ratings which are intended to reflect the PD of each counterparty.
For a majority of counterparties and clients, internal ratings are based on internally developed statistical models that have been backtested against internal experience and validated by a function independent of model development. Findings from backtesting serve as a key input for any future rating model developments. The Bank’s internally developed statistical rating models are based on a combination of quantitative factors (e.g., financial fundamentals, such as balance sheet information for corporates and loan-to-value (LTV) ratio and the borrower’s income level for mortgage lending, and market data) and qualitative factors (e.g., credit histories from credit reporting bureaus and economic trends).
For the remaining counterparties where statistical rating models are not used, internal credit ratings are assigned on the basis of a structured expert approach using a variety of inputs, such as peer analyses, industry comparisons, external ratings and research as well as the judgment of senior credit officers.
In addition to counterparty ratings, the Risk function also assesses the risk profile of individual transactions and assigns transaction ratings which reflect specific contractual terms such as seniority, security and collateral.
Internal credit ratings may differ from external credit ratings, where available, and are subject to periodic review depending on exposure type, client segment, collateral or event-driven developments. The Bank’s internal ratings are mapped to a PD band associated with each rating which is calibrated to historical default experience using internal data and external data sources. The Bank’s internal rating bands are reviewed on an annual basis with reference to extended historical default data and are therefore based on stable long-run averages. Adjustments to PD bands are only made where significant deviations to existing values are detected. The last update was made in 2012 and since then no significant changes to the robust long-run averages have been detected.
For the purpose of the credit quality disclosures included in these financial statements, an equivalent rating based on the Standard & Poor’s rating scale is assigned to the Bank’s internal ratings based on the PD band associated with each rating. These internal ratings are used consistently across all classes of financial assets and are aggregated to the credit quality indicators “investment grade” and “non-investment grade”.
The Bank uses internal rating methodologies consistently for the purposes of approval, establishment and monitoring of credit limits and credit portfolio management, credit policy, management reporting, risk-adjusted performance measurement, economic risk capital measurement and allocation and financial accounting.
A credit quality monitoring process is performed to provide for early identification of possible changes in the creditworthiness of clients and includes regular asset and collateral quality reviews, business and financial statement analysis and relevant economic and industry studies. The Risk function maintains regularly updated watchlists to review and re-assess counterparties that could be subject to adverse changes in creditworthiness. The review of the credit quality of clients and counterparties does not depend on the accounting treatment of the asset or commitment.
> Refer to “Expected credit losses on impaired credit exposures” for further information on credit monitoring.
Credit quality of loans held at amortized cost
The following table presents the Bank’s carrying value of loans held at amortized cost by aggregated internal counterparty credit ratings “investment grade” and “non-investment grade” that are used as credit quality indicators for the purpose of this disclosure, by year of origination. Within the line items relating to the origination year, the first year represents the origination year of the current reporting period and the second year represents the origination year of the comparative reporting period.
Consumer loans held at amortized cost by internal counterparty rating
	2023					2022
	Investment grade	Non-investment grade			Gross write-offs (YTD)	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total		AAA to BBB	BB to C	D	Total
CHF million
Mortgages
2023 / 2022	10,953	687	5	11,645	0	12,501	1,540	8	14,049
2022 / 2021	10,154	1,220	30	11,404	0	21,627	1,396	45	23,068
2021 / 2020	17,263	977	76	18,316	0	12,869	1,111	19	13,999
2020 / 2019	11,009	835	86	11,930	0	10,029	1,271	67	11,367
2019 / 2018	9,096	1,161	89	10,346	0	6,609	650	36	7,295
Prior years	34,366	1,632	172	36,170	9	34,525	1,931	210	36,666
Total term loans	92,841	6,512	458	99,811	9	98,160	7,899	385	106,444
Revolving loans	635	160	0	795	0	229	807	4	1,040
Total	93,476	6,672	458	100,606	9	98,389	8,706	389	107,484
Loans collateralized by securities
2023 / 2022	404	398	0	802	0	562	552	0	1,114
2022 / 2021	98	17	0	115	0	1,496	381	0	1,877
2021 / 2020	1,197	253	0	1,450	0	307	721	0	1,028
2020 / 2019	87	0	0	87	0	35	143	0	178
2019 / 2018	0	97	0	97	0	16	25	0	41
Prior years	658	236	0	894	0	803	188	0	991
Total term loans	2,444	1,001	0	3,445	0	3,219	2,010	0	5,229
Revolving loans [1]	20,928	1,731	276	22,935	0	30,023	2,124	263	32,410
Total	23,372	2,732	276	26,380	0	33,242	4,134	263	37,639
Consumer finance
2023 / 2022	2,149	842	17	3,008	1	2,135	1,005	8	3,148
2022 / 2021	686	428	21	1,135	6	650	334	15	999
2021 / 2020	373	251	19	643	5	307	200	15	522
2020 / 2019	119	178	16	313	5	120	183	18	321
2019 / 2018	34	96	16	146	5	26	87	15	128
Prior years	19	91	48	158	26	14	80	44	138
Total term loans	3,380	1,886	137	5,403	48	3,252	1,889	115	5,256
Revolving loans	69	50	69	188	1	318	42	69	429
Total	3,449	1,936	206	5,591	49	3,570	1,931	184	5,685
Consumer – total
2023 / 2022	13,506	1,927	22	15,455	1	15,198	3,097	16	18,311
2022 / 2021	10,938	1,665	51	12,654	6	23,773	2,111	60	25,944
2021 / 2020	18,833	1,481	95	20,409	5	13,483	2,032	34	15,549
2020 / 2019	11,215	1,013	102	12,330	5	10,184	1,597	85	11,866
2019 / 2018	9,130	1,354	105	10,589	5	6,651	762	51	7,464
Prior years	35,043	1,959	220	37,222	35	35,342	2,199	254	37,795
Total term loans	98,665	9,399	595	108,659	57	104,631	11,798	500	116,929
Revolving loans	21,632	1,941	345	23,918	1	30,570	2,973	336	33,879
Total	120,297	11,340	940	132,577	58	135,201	14,771	836	150,808
1 Lombard loans are generally classified as revolving loans.
Corporate & institutional loans held at amortized cost by internal counterparty rating
	2023					2022
	Investment grade	Non-investment grade			Gross write-offs (YTD)	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total		AAA to BBB	BB to C	D	Total
CHF million
Real estate
2023 / 2022	2,663	1,907	35	4,605	24	3,601	2,499	5	6,105
2022 / 2021	1,926	1,007	129	3,062	0	7,001	2,441	0	9,442
2021 / 2020	4,431	1,283	164	5,878	0	3,071	855	4	3,930
2020 / 2019	2,402	725	10	3,137	0	959	297	56	1,312
2019 / 2018	818	230	31	1,079	0	698	219	1	918
Prior years	2,298	304	23	2,625	0	2,109	217	24	2,350
Total term loans	14,538	5,456	392	20,386	24	17,439	6,528	90	24,057
Revolving loans	300	279	136	715	0	694	281	125	1,100
Total	14,838	5,735	528	21,101	24	18,133	6,809	215	25,157
Commercial and industrial loans
2023 / 2022	6,599	8,126	422	15,147	26	7,858	11,181	263	19,302
2022 / 2021	2,635	3,237	81	5,953	11	3,576	4,204	212	7,992
2021 / 2020	2,121	2,394	94	4,609	22	1,810	2,251	178	4,239
2020 / 2019	1,360	1,259	124	2,743	7	1,566	2,359	130	4,055
2019 / 2018	959	1,440	57	2,456	1	742	1,343	161	2,246
Prior years	1,714	1,838	192	3,744	10	1,619	2,355	204	4,178
Total term loans	15,388	18,294	970	34,652	77	17,171	23,693	1,148	42,012
Revolving loans	7,607	4,015	245	11,867	117	10,277	6,799	278	17,354
Total	22,995	22,309	1,215	46,519	194	27,448	30,492	1,426	59,366
Financial institutions
2023 / 2022	5,281	770	41	6,092	0	4,480	1,026	90	5,596
2022 / 2021	759	166	0	925	0	2,850	856	0	3,706
2021 / 2020	656	307	0	963	0	1,034	67	0	1,101
2020 / 2019	556	132	0	688	0	602	7	0	609
2019 / 2018	239	4	0	243	0	521	2	1	524
Prior years	632	31	1	664	0	(940)	71	1	(868)
Total term loans	8,123	1,410	42	9,575	0	8,547	2,029	92	10,668
Revolving loans	3,592	351	1	3,944	324	10,111	822	110	11,043
Total	11,715	1,761	43	13,519	324	18,658	2,851	202	21,711
Governments and public institutions
2023 / 2022	121	23	4	148	0	147	22	0	169
2022 / 2021	371	4	0	375	0	458	35	0	493
2021 / 2020	75	26	0	101	0	126	40	0	166
2020 / 2019	123	26	0	149	0	97	1	10	108
2019 / 2018	93	1	1	95	0	55	0	0	55
Prior years	141	7	1	149	0	171	15	1	187
Total term loans	924	87	6	1,017	0	1,054	113	11	1,178
Revolving loans	9	4	0	13	0	9	0	0	9
Total	933	91	6	1,030	0	1,063	113	11	1,187
Corporate & institutional – total
2023 / 2022	14,664	10,826	502	25,992	50	16,086	14,728	358	31,172
2022 / 2021	5,691	4,414	210	10,315	11	13,885	7,536	212	21,633
2021 / 2020	7,283	4,010	258	11,551	22	6,041	3,213	182	9,436
2020 / 2019	4,441	2,142	134	6,717	7	3,224	2,664	196	6,084
2019 / 2018	2,109	1,675	89	3,873	1	2,016	1,564	163	3,743
Prior years	4,785	2,180	217	7,182	10	2,959	2,658	230	5,847
Total term loans	38,973	25,247	1,410	65,630	101	44,211	32,363	1,341	77,915
Revolving loans	11,508	4,649	382	16,539	441	21,091	7,902	513	29,506
Total	50,481	29,896	1,792	82,169	542	65,302	40,265	1,854	107,421
Total loans held at amortized cost by internal counterparty rating
	2023						2022
	Investment grade	Non-investment grade				Gross write-offs (YTD)	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total			AAA to BBB	BB to C	D	Total
CHF million
Loans held at amortized cost – total
2023 / 2022	28,170	12,753	524	41,447		51	31,284	17,825	374	49,483
2022 / 2021	16,629	6,079	261	22,969		17	37,658	9,647	272	47,577
2021 / 2020	26,116	5,491	353	31,960		27	19,524	5,245	216	24,985
2020 / 2019	15,656	3,155	236	19,047		12	13,408	4,261	281	17,950
2019 / 2018	11,239	3,029	194	14,462		6	8,667	2,326	214	11,207
Prior years	39,828	4,139	437	44,404		45	38,301	4,857	484	43,642
Total term loans	137,638	34,646	2,005	174,289		158	148,842	44,161	1,841	194,844
Revolving loans	33,140	6,590	727	40,457		442	51,661	10,875	849	63,385
Total loans to third parties	170,778	41,236	2,732	214,746		600	200,503	55,036	2,690	258,229
Total loans to entities under common control	1,251	0	0	1,251		0	3,920	30	0	3,950
Total	172,029	41,236	2,732	215,997	[1]	600	204,423	55,066	2,690	262,179	[1]
1 Excluded accrued interest on loans held at amortized cost of CHF 442 million and CHF 534 million as of December 31, 2023 and 2022, respectively.
Credit quality of other financial assets held at amortized cost
The following table presents the Bank’s carrying value of other financial assets held at amortized cost by aggregated internal counterparty credit ratings “investment grade” and “non-investment grade”, by year of origination. Within the line items relating to the origination year, the first year represents the origination year of the current reporting period and the second year represents the origination year of the comparative reporting period.
Other financial assets held at amortized cost by internal counterparty rating
	2023					2022
	Investment grade	Non-investment grade			Gross write-offs (YTD)	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total		AAA to BBB	BB to C	D	Total
CHF million
Other financial assets held at amortized cost
2023 / 2022	0	0	0	0	0	0	0	0	0
2022 / 2021	0	7	0	7	0	0	7	0	7
2021 / 2020	0	0	0	0	0	0	0	0	0
2020 / 2019	0	0	0	0	0	0	0	0	0
2019 / 2018	0	0	0	0	0	0	47	0	47
Prior years	0	0	0	0	0	0	0	0	0
Total term positions	0	7	0	7	0	0	54	0	54
Revolving positions	0	1,264	0	1,264	0	0	1,711	0	1,711
Total	0	1,271	0	1,271	0	0	1,765	0	1,765
Includes primarily mortgage servicing advances and failed purchases.
Past due financial assets
Generally, a financial asset is deemed past due if the principal and/or interest payment has not been received on its due date.
Loans held at amortized cost – past due
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2023 (CHF million)
Mortgages	100,160	86	42	10	308	446	100,606
Loans collateralized by securities	26,089	1	0	0	290	291	26,380
Consumer finance	5,008	268	80	63	172	583	5,591
Consumer	131,257	355	122	73	770	1,320	132,577
Real estate	20,705	36	28	0	332	396	21,101
Commercial and industrial loans	45,677	192	225	16	409	842	46,519
Financial institutions	13,347	126	7	37	2	172	13,519
Governments and public institutions	1,020	8	0	0	2	10	1,030
Corporate & institutional	80,749	362	260	53	745	1,420	82,169
Total loans to third parties	212,006	717	382	126	1,515	2,740	214,746
Total loans to entities under common control	1,251	0	0	0	0	0	1,251
Total loans held at amortized cost	213,257	717	382	126	1,515	2,740	215,997	[1]
2022 (CHF million)
Mortgages	107,033	66	43	8	334	451	107,484
Loans collateralized by securities	37,308	43	4	3	281	331	37,639
Consumer finance	5,147	248	82	63	145	538	5,685
Consumer	149,488	357	129	74	760	1,320	150,808
Real estate	24,946	35	49	0	127	211	25,157
Commercial and industrial loans	58,267	320	42	24	713	1,099	59,366
Financial institutions	21,480	72	0	0	159	231	21,711
Governments and public institutions	1,171	5	0	0	11	16	1,187
Corporate & institutional	105,864	432	91	24	1,010	1,557	107,421
Total loans to third parties	255,352	789	220	98	1,770	2,877	258,229
Total loans to entities under common control	3,950	0	0	0	0	0	3,950
Total loans held at amortized cost	259,302	789	220	98	1,770	2,877	262,179	[1]
1 Excluded accrued interest on loans held at amortized cost of CHF 442 million and CHF 534 million as of December 31, 2023 and 2022, respectively.
As of December 31, 2023 and 2022, the Bank did not have any loans that were more than 90 days past due and still accruing interest. Also, the Bank did not have any debt securities held-to-maturity or other financial assets held at amortized cost that were past due.
Non-accrual financial assets
Generally, a financial asset is deemed non-accrual and recognition of any interest in the statement of operations is discontinued when the contractual payments of principal and/or interest are more than 90 days past due.
> Refer to “Note 1 – Summary of significant accounting policies” for information on the recognition of write-offs of financial assets and related recoveries.
For loans held at amortized cost, non-accrual loans are comprised of non-performing loans and non-interest-earning loans.
Non-accrual loans held at amortized cost
	2023				2022
	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period
CHF million
Mortgages	383	462	8	51	572	383	4	64
Loans collateralized by securities	283	291	0	0	262	283	4	2
Consumer finance	188	210	4	0	205	188	3	8
Consumer	854	963	12	51	1,039	854	11	74
Real estate	127	355	8	7	167	127	1	1
Commercial and industrial loans	801	520	12	48	686	801	9	30
Financial institutions	159	77	0	0	41	159	7	0
Governments and public institutions	11	11	0	1	19	11	1	0
Corporate & institutional	1,098	963	20	56	913	1,098	18	31
Total loans held at amortized cost	1,952	1,926	32	107	1,952	1,952	29	105
In the Bank’s recovery management function covering Non-core and Legacy (including Investment Bank), once the credit provision is greater than 90% of the loan’s notional amount, a position may be written down to its net carrying value in the subsequent quarter if all recovery options are exhausted. In the Bank’s recovery management functions for the Swiss Bank and Wealth Management, write-offs are made based on an individual counterparty assessment. An evaluation is performed on the need for write-offs on impaired loans individually and on a regular basis if it is likely that parts of a loan or the entire loan will not be recoverable. Write-offs of residual loan balances are executed once available debt enforcement procedures are exhausted or, in certain cases, upon a restructuring.
Collateral-dependent financial assets
The Bank’s collateral-dependent financial assets are managed by divisionally aligned recovery management functions which cover Wealth Management, Swiss Bank and Non-core and Legacy (including Investment Bank).
Collateral-dependent financial assets managed by the recovery management function for Wealth Management mainly include residential mortgages, lombard loans, commercial loans, aviation and yacht finance exposures and ship finance exposures. Residential mortgages are secured by mortgage notes on residential real estate, life insurance policies as well as cash balances, securities deposits or other assets held with the Bank. Lombard loans are collateralized by pledged financial assets mainly in the form of cash, shares, bonds, investment fund units and money market instruments as well as life insurance policies and bank guarantees. Collateral held against commercial loans include primarily guarantees issued by export credit agencies, other guarantees, private risk insurance, asset pledges and assets held with the Bank (e.g., cash, securities deposits and others). Aviation and yacht finance exposures are collateralized by aircraft mortgages of business jets and vessel mortgages on yachts, respectively, as well as corporate and/or personal guarantees, cash balances, securities deposits or other assets held with the Bank. Ship finance exposures are collateralized by vessel mortgages, corporate guarantees, insurance assignments as well as cash balances, securities deposits or other assets held with the Bank. Collateral-dependent loans decreased in 2023, mainly driven by decreases in commercial loans, yacht finance, ship finance and aviation finance, partially offset by an increase in residential mortgages. The overall collateral coverage increased from 92% as of December 31, 2022 to 93% as of December 31, 2023, mainly driven by increases in higher collateralized exposures.
Collateral-dependent financial assets managed by the recovery management function for the Swiss Bank mainly include residential mortgages and commercial mortgages. Collateral held against residential mortgages includes mainly mortgage notes on residential real estate, pledged capital awards in retirement plans and life insurance policies. For commercial mortgages, collateral held includes primarily mortgage notes on commercial real estate and cash balances, securities deposits or other assets held with the Bank. The overall collateral coverage ratio in relation to the collateral-dependent financial assets decreased from 88% as of December 31, 2022 to 84% as of December 31, 2023 for residential and commercial mortgages, mainly reflecting lower collateralized new commercial mortgage exposures and reduced collateral valuations for existing loans.
Collateral-dependent financial assets managed by the recovery management function covering Non-core and Legacy (including Investment Bank) mainly include mortgages, term loans and revolving corporate loans, securities borrowing and lombard loans. For mortgages, property is the main collateral type. Term loans, revolving corporate loans and securities borrowing exposures are mainly secured by pledged shares, bonds, investment fund units and money market instruments. For lombard loans, the Bank holds collateral in the form of cash and term deposits. The overall collateral coverage ratio increased from 94% as of December 31, 2022 to 98% as of December 31, 2023, mainly driven by an improved coverage ratio in property-backed and securities-backed loans, partially offset by exposure reductions in fully collateralized loans, particularly in aircraft mortgages and cash-collateralized loans.
Off-balance sheet credit exposures
The Bank portfolio comprises off-balance sheet exposures with credit risk in the form of irrevocable commitments, guarantees and similar instruments which are subject to the CECL accounting guidance. The main risk characteristics are as follows:
■ Irrevocable commitments are primarily commitments made to corporate and institutional borrowers to provide loans under approved, but undrawn, credit facilities. In addition, the Bank has irrevocable commitments under documentary credits for corporate and institutional clients that facilitate international trade. The related credit risk exposure is to corporate clients, including small and medium-sized enterprises, large corporates and multinational clients that are impacted by macroeconomic and industry-specific factors such as economic growth, unemployment and industrial production.
■ Guarantees are provided to third parties which contingently obligate the Bank to make payments in the event that the underlying counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The credit risk associated with guarantees is primarily to corporate and institutional clients and financial institutions, which are sensitive to MEFs including economic growth and interest rates.
For off-balance sheet credit exposures, methodology, scenarios and MEFs used to estimate the provision for expected credit losses are the same as those used to estimate the allowance for credit losses for financial assets held at amortized cost. For the EAD models, a credit conversion factor or similar methodology is applied to off-balance sheet credit exposures in order to project the additional drawn amount between current utilization and the committed facility amount.
> Refer to “Allowance for credit losses” for further information on the methodology, scenarios and MEFs used to estimate expected credit losses.
Loan modifications in 2023
On January 1, 2023, the Bank adopted ASU 2022-02, applying the modified retrospective approach. Under the new accounting guidance, enhanced disclosures for certain loan refinancings and restructurings are required when a borrower is experiencing financial difficulty. For 2023, these additional disclosures are presented in the tables below. Prior period disclosures are presented under the previous accounting guidance for troubled debt restructurings.
For the Bank’s loan modifications executed during 2023, the following table presents the amortized cost base of these modified loans as of the end of 2023, by major type of loan modification (and any combination thereof), as well as the balances of these modified loans in relation to the overall balance of the respective class of financing receivables.
Loan modifications by type
	2023
in	Period-end amortized cost (CHF million)	In percent of class of financing receivables (%)
Principal forgiveness (PF)
Mortgages	0.6	0.00
Commercial and industrial loans	0.4	0.00
Total	1.0	–
Interest rate reduction (IRR)
Mortgages	3.9	0.00
Loans collateralized by securities	15.1	0.06
Consumer finance	0.0	0.00
Real estate	1.2	0.01
Commercial and industrial loans	58.2	0.13
Financial institutions	0.8	0.01
Total	79.2	–
Term extension (TE)
Mortgages	45.7	0.05
Real estate	63.9	0.30
Commercial and industrial loans	108.5	0.23
Financial institutions	1.2	0.01
Total	219.3	–
Other than insignificant payment delay (OtIPD)
Commercial and industrial loans	28.0	0.06
Combination of IRR and TE
Commercial and industrial loans	13.2	0.03
Combination of IRR and OtIPD
Commercial and industrial loans	0.5	0.00
Combination of TE and OtIPD
Commercial and industrial loans	37.6	0.08
Total loan modifications
Mortgages	50.2	0.05
Loans collateralized by securities	15.1	0.06
Real estate	65.1	0.31
Commercial and industrial loans	246.4	0.53
Financial institutions	2.0	0.02
Total	378.8	0.18
PF = Principal forgiveness; IRR = Interest rate reduction; TE = Term extension; OtIPD = Other than insignificant payment delay.
The following table presents the modification effect of the Bank’s loan modifications executed in 2023, by type of loan modification (and any combination thereof).
Loan modifications – modification effects
in	2023
Principal forgiveness (PF) (CHF million)
Mortgages	11.7
Commercial and industrial loans	7.2
Total	18.9
Interest rate reduction (IRR) (WAIRR in %)
Mortgages	1.33
Loans collateralized by securities	0.72
Consumer finance	2.71
Real estate	1.50
Commercial and industrial loans	0.94
Financial institutions	2.00
Total	0.94
Term extension (TE) (WATE in years)
Mortgages	0.09
Real estate	1.25
Commercial and industrial loans	1.14
Financial institutions	0.58
Total	0.95
Other than insignificant payment delay (OtIPD) (CHF million)
Commercial and industrial loans	7.8
Combination of IRR and TE
Commercial and industrial loans
Interest rate reduction (%)	0.29
Term extension (Years)	1.44
Combination of IRR and OtIPD
Commercial and industrial loans
Interest rate reduction (%)	0.90
Payment delay (CHF million)	0.4
Combination of TE and OtIPD
Commercial and industrial loans
Term extension (Years)	2.72
Payment delay (CHF million)	22.0
PF = Principal forgiveness; IRR = Interest rate reduction; TE = Term extension; OtIPD = Other than insignificant payment delay; WAIRR = Weighted average interest rate reduction; WATE = Weighted average term extension.

As of December 31, 2023, none of the loans that had been modified during 2023 were past due. Furthermore, none of the loans that had been modified in 2023 defaulted again during the reporting period.
Expected credit losses on modified loans that are considered impaired are individually assessed. The performance of such loans following the modification, including any subsequent defaults, is taken into account for the measurement of the respective allowance for expected credit losses.
Expected credit losses on modified loans that are considered non-impaired are collectively assessed. The performance of collectively assessed loans is reflected in the probability of default of these loans, which is one of the three main inputs for the Bank’s model-based estimates of the allowance for credit losses on non-impaired loans.
As of December 31, 2023 and 2022, the Bank did not have any commitments to lend additional funds to debtors whose loan terms had been modified.
Troubled debt restructurings in 2022 and 2021
Restructured financing receivables held at amortized cost
	2022			2021
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Loans collateralized by securities	0	0	0	1	33	25
Real estate	1	102	82	1	2	2
Commercial and industrial loans	15	204	182	18	402	394
Financial institutions	0	0	0	1	44	44
Total loans	16	306	264	21	481	465
Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
	2022		2021
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Loans collateralized by securities	0	0	3	156
Commercial and industrial loans	0	0	1	14
Total loans	0	0	4	170